Earnings/(loss) per share - Additional Information (Detail)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Description of conversion ratio	On February 8, 2019 the Company announced a change in the ratio of its American Depositary Receipts (ADRs) to ordinary shares, from 1 ADR representing 1 share to 1 ADR representing 5 shares.